Consolidated Statements of Shareholders' Deficit (Unaudited) - USD ($)	Allocation Shares	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interest	Total
Balance at Dec. 31, 2017	$ 1,000	$ 3,115	$ 11,891	$ (1,159,724)	$ 658,524	$ (485,194)
Balance, Shares at Dec. 31, 2017		3,115,625
Net loss				(995,360)	(546,513)	(1,541,873)
Balance at Dec. 31, 2018	1,000	$ 3,115	11,891	(2,155,084)	112,011	(2,027,067)
Balance, Shares at Dec. 31, 2018		3,115,625
Net loss				(368,579)	(266,680)	(635,259)
Balance at Mar. 31, 2019	1,000	$ 3,115	11,891	(2,523,663)	(154,669)	(2,662,326)
Balance, Shares at Mar. 31, 2019		3,115,625
Balance at Dec. 31, 2018	1,000	$ 3,115	11,891	(2,155,084)	112,011	(2,027,067)
Balance, Shares at Dec. 31, 2018		3,115,625
Net loss						(1,890,999)
Balance at Jun. 30, 2019	1,000	$ 3,165	442,014	(3,348,614)	(585,458)	(3,487,893)
Balance, Shares at Jun. 30, 2019		3,165,625
Balance at Dec. 31, 2018	1,000	$ 3,115	11,891	(2,155,084)	112,011	(2,027,067)
Balance, Shares at Dec. 31, 2018		3,115,625
Non-controlling interest granted in the acquisition of Goedeker					979,523	979,523
Common shares and warrants issued in connection with convertible note payable		$ 50	430,123			430,173
Common shares and warrants issued in connection with convertible note payable, shares		50,000
Net loss				(2,246,959)	(1,134,464)	(3,381,423)
Balance at Dec. 31, 2019	1,000	$ 3,165	442,014	(4,402,043)	(42,930)	(3,998,794)
Balance, Shares at Dec. 31, 2019		3,165,625
Balance at Mar. 31, 2019	1,000	$ 3,115	11,891	(2,523,663)	(154,669)	(2,662,326)
Balance, Shares at Mar. 31, 2019		3,115,625
Common shares and warrants issued in connection with convertible note payable		$ 50	430,123			430,173
Common shares and warrants issued in connection with convertible note payable, shares		50,000
Net loss				(824,951)	(430,789)	(1,255,740)
Balance at Jun. 30, 2019	1,000	$ 3,165	442,014	(3,348,614)	(585,458)	(3,487,893)
Balance, Shares at Jun. 30, 2019		3,165,625
Balance at Dec. 31, 2019	1,000	$ 3,165	442,014	(4,402,043)	(42,930)	(3,998,794)
Balance, Shares at Dec. 31, 2019		3,165,625
Net loss				(1,372,297)	(738,185)	(2,110,482)
Balance at Mar. 31, 2020	1,000	$ 3,165	442,014	(5,774,340)	(781,115)	(6,109,276)
Balance, Shares at Mar. 31, 2020		3,165,625
Balance at Dec. 31, 2019	1,000	$ 3,165	442,014	(4,402,043)	(42,930)	(3,998,794)
Balance, Shares at Dec. 31, 2019		3,165,625
Net loss						(6,922,321)
Balance at Jun. 30, 2020	1,000	$ 3,780	2,638,496	(9,317,042)	(1,931,752)	(8,605,518)
Balance, Shares at Jun. 30, 2020		3,780,625
Balance at Mar. 31, 2020	1,000	$ 3,165	442,014	(5,774,340)	(781,115)	(6,109,276)
Balance, Shares at Mar. 31, 2020		3,165,625
Common shares issued in connection with acquisition		$ 415	1,037,085			1,037,500
Common shares issued in connection with acquisition, shares		415,000
Common shares issued for service		$ 100	244,900			245,000
Common shares issued for service, shares		100,000
Common shares issued upon partial conversion of convertible note payable		$ 100	274,900			275,000
Common shares issued upon partial conversion of convertible note payable, shares		100,000
Warrants issued in connection with convertible note payable			448,211		118,500	566,711
Stock compensation			191,386			191,386
Net loss				(3,542,702)	(1,269,137)	(4,811,839)
Balance at Jun. 30, 2020	$ 1,000	$ 3,780	$ 2,638,496	$ (9,317,042)	$ (1,931,752)	$ (8,605,518)
Balance, Shares at Jun. 30, 2020		3,780,625